Summary of Reconciliation of Financial Position (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discounted interest rate	10.00%
Asset retirement obligation	$ 8,384,945		$ 8,993,108		$ 9,355,422
Risk free interest rate			1.49%	0.93%
Accretion of asset retirement obligation	(224,828)	$ (22,873)
Sharebased compensation expenses	84,721	36,900
Gain loss on debt settlement	71,282	(72,105)
Property, plant and equipment	133,436		$ 147,134		$ 128,257
Depletion expenses	66,549	109,101	415,686
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties			181,888
Property, plant and equipment
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligation			4,566,130	5,344,798
Accretion of asset retirement obligation		77,393
Sharebased compensation expenses	$ 1,177,099
Gain loss on debt settlement		79,341
Property, plant and equipment
Depletion expenses		$ 39,882